ANALYSIS OF ACTUARIAL RESERVES AND DEPOSIT TYPE CONTRACT BY WITHDRAWAL CHARACTERISTICS (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Withdrawal Characteristics of Actuarial Reserves and Deposit- Type Contract Funds and other Liabilities Without Life or Disability Contingencies	Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit- Type Contract Funds and other Liabilities Without Life or Disability Contingencies :

December 31, 2020:	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed (1)	Total	% of Total
	(in millions)
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$163.9	$—	$—	$163.9	15.2%
(b) At book value less current surrender charge of 5% or more	1.1	—	—	1.1	0.1%
(c) At fair value	—	—	607.9	607.9	56.4%
(d) Total with adjustment or at fair value (Total of 1 through 3)	165.0	—	607.9	772.9	71.7%

(e) At book value without adjustment (minimal or no charge or adjustment)	236.4	—	—	236.4	21.9%
2. Not subject to discretionary withdrawal	68.9	—	—	68.9	6.4%
3. Total (Gross: Direct + Assumed)	470.3	—	607.9	1,078.2	100.0%

4. Reinsurance ceded	470.3	—	—	470.3
5. Total (net) (3) - (4)	$—	$—	$607.9	$607.9

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total		% of Total
	(in millions)
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—		—
(b) At book value less current surrender charge of 5% or more	—	—	—	$—	—	—
(c) At fair value	—	—	—	$—		—
(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—		—

(e) At book value without adjustment (minimal or no charge or adjustment)	1.4	—	—	$1.4		53.9%
2. Not subject to discretionary withdrawal	1.2	—	—	1.2		46.1%
3. Total (Gross: Direct + Assumed)	2.6	—	—	2.6		100.0%

4. Reinsurance ceded	2.6	—	—	2.6
5. Total (net) (3) - (4)	$—	$—	$—	$—

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed	Total		% of Total
	(in millions)
C. DEPOSIT-TYPE CONTRACTS
1. Subject to discretionary withdrawal:
(a) With fair value adjustment	$—	$—	$—	$—		—
(b) At book value less current surrender charge of 5% or more	—	—	—	—	—	—
(c) At fair value	—	—	—	—		—
(d) Total with adjustment or at fair value (Total of 1 through 3)	—	—	—	—		—

(e) At book value without adjustment (minimal or no charge or adjustment)	51.1	—	—	51.1		98.2%
2. Not subject to discretionary withdrawal	1.0	—	—	1.0		1.8%
3. Total (Gross: Direct + Assumed)	52.1	—	—	52.1		100.0%

4. Reinsurance ceded	47.6	—	—	47.6
5. Total (net) (3) - (4)	$4.5	$—	$—	$4.5

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$—	$—	$—	$—
_______________
(1) The entire Separate Accounts reserve total of $607.9 million is ceded as part of a modified coinsurance basis treaty with Protective.